Organization and Basis of Presentation (Details) $ / shares in Units, shares in Millions	1 Months Ended	2 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 USD ($) stores_stations refineries mi bbl	Dec. 31, 2015 operating_segments stores_stations refineries mi
Segment Reporting Information [Line Items]
Number of Stores | stores_stations					535	535
Number of Reportable Segments | operating_segments						3
Proceeds from Divestiture of Businesses | $	$ 320,000,000
Retail network [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets					2	2
Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets					3	3
Refining Equipment [Member] | Gallup Facility [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets					1	1
Refining Equipment [Member] | El Paso Facility [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets					1	1
Refining Equipment [Member] | St. Paul Park, Minnesota [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets					1	1
Pipelines [Member] | TexNew Mex 16 inch pipeline [Member]
Segment Reporting Information [Line Items]
Pipeline, Miles | mi					375	375
Northern Tier Energy GP LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest						100.00%
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest						66.40%
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations					277	277
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest						38.40%
Western Refining Logistics GP, LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest						100.00%
Northern Tier Energy GP LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			100.00%
Public [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest						33.60%
Public [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest						61.60%
Western Refining Logistics GP, LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest			38.70%
TexNew Mex 16 inch pipeline [Member]
Segment Reporting Information [Line Items]
Proceeds from Divestiture of Businesses | $					$ 170,000,000
TexNew Mex 16 inch pipeline [Member] | Western Refining Logistics, LP [Member] | Gas Gathering and Processing Equipment [Member] | Crude Oil Storage Tanks [Member]
Segment Reporting Information [Line Items]
Long-term Purchase Commitment, Minimum Volume Required | bbl					80,000
TexNew Mex Units [Member] | TexNew Mex 16 inch pipeline [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | $					$ 80,000
Common Units [Member] | TexNew Mex 16 inch pipeline [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | $					$ 421,031
Subsequent Event [Member] | Common Stock [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				17.1
Subsequent Event [Member] | Minimum [Member] | Common Stock [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Cash payments to acquire business, per unit | $ / shares				$ 15.00
Payment of shares to acquire business, per unit | $ / shares				0.2986
Subsequent Event [Member] | Maximum [Member] | Common Stock [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Cash payments to acquire business, per unit | $ / shares				26.06
Payment of shares to acquire business, per unit | $ / shares				$ 0.7036